                                 THE CRM FUNDS
------------------------------------
------------------------------------

                   FUND AND SHAREHOLDER ACCOUNT INFORMATION:
                                   PFPC, Inc.
                                 P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883
--------------------------------------------------------------------------------

ANNUAL REPORT                                                      JUNE 30, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

This annual report reflects a change in the Funds' fiscal year-end from September 30 to June 30. This change will not impact the performance or objective of your investment. Our discussions will focus on the most recent period, but we will comment on longer and shorter-term performance.

For the nine month period ended June 30, 1999, Investor shares of the Small Cap Value Fund and the Large Cap Value Fund provided total returns of 9.80% and 22.16%, respectively. These returns compare to a 27.21% and a 36.30% return for the Russell 2000 Index and S&P 500 Index, respectively.

The period ending June 30, 1999, finally produced what we had been looking for over the last two years: a capital markets shift that resulted in impressive showings from smaller cap stocks and value stocks in particular. Investors felt the renewed allure of more cheaply--and more rationally--priced stocks which has at least for the moment halted the wide gap between the performance of growth as opposed to value stocks that has persisted for two years. The evidence is in the Russell Indices below. Quarterly performance for the Russell 2500 Index surpassed that of large stocks for the first time since the third quarter of 1997, returning +16.4% versus a gain of 7.1% in large cap issues, as measured by the Russell 1000 Index.


                                                  2ND QUARTER   YEAR TO DATE   FISCAL YEAR
                                                     1999           1999           1999
Russell 1000 Index                                      7.12%         11.54%        36.15%
Russell 2500 Index                                     16.40%         10.88%        30.17%
Russell 2500 Value Index                               16.02%          6.74%        18.66%
Russell 2500 Growth Index                              16.81%         15.58%        44.88%

Technology stocks rallied again during the quarter, contributing more to the performance of the Russell 2500 Index than any other sector, gaining 32.5% over the three-month period. Our slight over-weighting in this sector contributed to our performance, as we were fortunate to find a number of interesting opportunities that met our criteria over the last six months. At the end of the quarter, we had an allocation of 8.6% to technology, versus 6.3% for the Russell 2500 Value Index.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

------------------------------------

A number of factors have contributed to this reversal of fortune, primary among them the benign attitude of the Federal Reserve. The Fed smiled on the markets, or, less poetically put, the Fed made a preemptive move at the quarter-end to raise interest rates by an expected 0.25%. Equally important, the Fed returned to its "neutral bias" toward future interest rate changes, a move that spawned an exuberant last day of quarter trading. The Russell 2000 Index climbed to a yearly high and closed the quarter just below its twelve-month high in July of last year. Bond prices, which had been priced to include a 0.50% increase over the next few months, rallied as well, dragging the yield on the bellwether 30-year Treasury bond back down to 5.97%.

Following the quarter-end tightening by the Fed, however, all reports pointed toward moderate growth with moderate wage increases and little chance of inflation. During the second calendar quarter an average of 194,000 jobs per month were created, down slightly from an average of 209,000 in the first calendar quarter. There was a decline in job growth in manufacturing, mining and apparel sectors during the second calendar quarter. These factors continue to support the Fed's current stance that another rate hike is probably not necessary in the near future.

The recent broadening of the market and corresponding performance of small and medium capitalization stocks is encouraging. Buyouts, as predicted, have helped to unlock some of the previously unrecognized values in the small and medium capitalization arenas, and signs of a continuation of this trend are apparent. Ten of our top fifteen holdings are undertaking some type of corporate restructuring; whether it be merger, spin-off or outright sale. Merger and acquisition activity reached near-record levels in the first half of the year, surpassed only by the first six months of last year. May was the fifth busiest month in history, fueled by both domestic and pan-European deals.

Another promising sign was the overwhelming approval by the House of Representatives of a Senate-approval measure that would tear down Depression-era barriers between banks, insurers and brokerage houses. If passed by the Clinton Administration, the bill could open the gates for a flurry of inter-industry mergers in an effort to provide one-stop financial service companies.

We at CRM Funds remain positioned to take advantage of any continuation in this shift to a much broader stock market--including a shift to smaller, medium and larger cap value stocks. We shall continue to seek out businesses that are both sound and attractively priced, with management dedicated to taking aggressive steps to enhance shareholder value.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

------------------------------------

We hope that the above information will help you put your investment in The CRM Funds into the broader context of the investment climate that prevailed over the last nine months and in particular the last quarter of the fiscal year.

Thank you for your continued confidence in our efforts.

Sincerely,

The CRM Funds            Cramer Rosenthal McGlynn, LLC

/s/ Fred M. Filoon       /s/ Ronald H. McGlynn    /s/ Jay B. Abramson
Fred M. Filoon           Ronald H. McGlynn        Jay B. Abramson
President                President and CEO        Executive Vice President

The Russell 3000-Registered Trademark- Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000-Registered Trademark- Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index. The Russell 2500-TM-Index measures the performance of the 2,500 smallest companies in the Russell 3000-Registered Trademark- Index. The Russell 2500-TM- Value Index measures the performance of those Russell 2500-TM- companies with lower price-to-book ratios and lower forecasted growth values. Lastly, the Russell 2500-TM- Growth Index measures the performance of those Russell 2500-TM- companies with higher price-to-book ratios and higher forecasted growth values.

These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of June 30, 1999, and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Small Cap Value Fund ("Fund") with the performance of the Russell 2000 Index since inception on 10/01/95. The Russell 2000 Index is an unmanaged capitalization weighted index of 2000 small capitalization U.S. companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                 CRM SMALL CAP VALUE FUND VS RUSSELL 2000 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                CRM SMALL CAP VALUE FUND-INVESTOR SHARES         RUSSELL 2000 INDEX
10/01/95                                                                       $10,000.00                      $10,000.00
10/31/95                                                                        $9,840.00                       $9,553.70
11/30/95                                                                       $10,450.08                       $9,965.29
12/31/95                                                                       $10,734.32                      $10,219.74
01/31/96                                                                       $10,903.92                      $10,208.06
02/29/96                                                                       $11,404.41                      $10,530.68
03/31/96                                                                       $11,984.90                      $10,739.55
04/30/96                                                                       $12,475.08                      $11,316.63
05/31/96                                                                       $13,335.86                      $11,771.08
06/30/96                                                                       $13,406.54                      $11,291.17
07/31/96                                                                       $12,576.68                      $10,305.79
08/31/96                                                                       $13,277.20                      $10,904.25
09/30/96                                                                       $13,718.00                      $11,329.98
10/31/96                                                                       $13,967.67                      $11,153.69
11/30/96                                                                       $14,527.77                      $11,611.27
12/31/96                                                                       $14,917.12                      $11,909.55
01/31/97                                                                       $15,161.76                      $12,145.25
02/28/97                                                                       $15,002.56                      $11,851.22
03/31/97                                                                       $14,523.98                      $11,295.51
04/30/97                                                                       $14,470.24                      $11,323.34
05/31/97                                                                       $16,024.34                      $12,586.12
06/30/97                                                                       $17,056.31                      $13,120.90
07/31/97                                                                       $17,950.06                      $13,733.09
08/31/97                                                                       $18,237.26                      $14,042.99
09/30/97                                                                       $18,811.74                      $15,068.16
10/31/97                                                                       $18,002.83                      $14,398.38
11/30/97                                                                       $17,502.35                      $14,300.35
12/31/97                                                                       $18,156.94                      $14,557.04
01/31/98                                                                       $17,931.79                      $14,335.34
02/28/98                                                                       $19,692.70                      $15,410.25
03/31/98                                                                       $20,927.43                      $16,057.79
04/30/98                                                                       $21,364.81                      $16,145.99
05/31/98                                                                       $20,467.49                      $15,279.76
06/30/98                                                                       $19,783.88                      $15,323.49
07/31/98                                                                       $18,234.80                      $14,072.17
08/31/98                                                                       $14,352.61                      $11,343.58
09/30/98                                                                          $15,273                         $12,221
10/31/98                                                                       $14,991.60                      $12,722.62
11/30/98                                                                       $15,496.81                      $13,394.36
12/31/98                                                                       $15,938.47                      $14,230.58
01/31/99                                                                       $15,466.69                      $14,415.18
02/28/99                                                                       $14,198.42                      $13,253.75
03/31/99                                                                       $14,255.22                      $13,458.08
04/30/99                                                                       $15,613.74                      $14,662.49
05/31/99                                                                       $16,174.27                      $14,879.32
06/30/99                                                                       $16,769.49                      $15,546.57
INVESTMENT VALUE ON 6/30/99
CRM Small Cap Value Fund-Investor Shares                                          $16,769
Russell 2000 Index                                                                $15,547
AVERAGE ANNUAL TOTAL RETURN a/o 6/30/99                                          ONE YEAR      SINCE INCEPTION ON 10/1/95
CRM Small Cap Value Fund-Investor Shares                                         (15.23%)                          14.79%
Russell 2000 Index                                                                  1.46%                         12.48%*

 * Annualized return for the Russell 2000 Index based on an inception date of 9/30/95. The Fund is professionally managed while the index is unmanaged and is not available for investment. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information compares a change in value of a $10,000 investment in the Investor Shares of the CRM Large Cap Value Fund ("Fund") with the performance of the Standard and Poor's 500 Composite Index ("S&P 500") since inception on 8/25/98. The S&P 500 is an unmanaged market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The index excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.

                   CRM LARGE CAP VALUE FUND VS S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                           CRM LARGE CAP VALUE FUND-INVESTOR SHARES    S&P 500 INDEX
8/31/98                                                                   $10,000.00       $10,000.00
9/30/98                                                                   $10,020.05       $10,640.67
10/31/98                                                                  $10,700.42       $11,505.43
11/30/98                                                                  $11,160.53       $12,202.46
12/31/98                                                                  $11,532.18       $12,905.18
1/31/99                                                                   $11,813.56       $13,444.62
2/28/99                                                                   $11,291.40       $13,026.90
3/31/99                                                                   $11,549.98       $13,547.95
4/30/99                                                                   $12,102.07       $14,072.61
5/31/99                                                                   $11,851.55       $13,740.78
6/30/99                                                                   $12,241.47       $14,502.74
INVESTMENT VALUE ON 6/30/99
CRM Large Cap Value Fund-Investor Shares                                     $12,240
S&P 500 Index                                                                $14,503
CUMULATIVE TOTAL RETURN a/o 6/30/99
                                                          SINCE INCEPTION ON 8/25/98
CRM Large Cap Value Fund-Investor Shares                                      22.40%
S&P 500 Index                                                                45.03%*

 * Annualized return for the S&P 500 Index based on an inception date of 8/31/98. The Fund is professionally managed while the index is unmanaged and is not available for investment. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
COMMON STOCK (97.7%)
AEROSPACE (1.1%)
    219,500  OEA, Inc.*..............................  $   1,948,063
                                                       -------------
AUTOMOTIVE PARTS AND EQUIPMENT (0.3%)
    105,000  Safety Components International,
              Inc.*..................................        525,000
                                                       -------------
BANKING AND FINANCIAL (5.6%)
    261,900  AmeriCredit Corp.*......................      4,190,400
    150,000  Community First Bankshares, Inc.........      3,581,250
    126,000  Pilgrim America Capital Corp.*..........      2,441,250
                                                       -------------
                                                          10,212,900
                                                       -------------
BUILDING AND CONSTRUCTION (2.7%)
     34,800  International Comfort Products Corp.*...        395,850
    282,300  Morrison Knudsen Corp.*.................      2,911,218
    130,400  Walter Industries, Inc.*................      1,687,050
                                                       -------------
                                                           4,994,118
                                                       -------------
BUSINESS SERVICES (7.5%)
     46,100  Borg Warner Security Corp.*.............        936,406
    380,000  Donnelley (R.H.) Corp.*.................      7,433,750
    300,700  LGS Group, Inc.*........................      2,706,300
     99,200  World Color Press, Inc.*................      2,728,000
                                                       -------------
                                                          13,804,456
                                                       -------------
CHEMICALS (2.2%)
    169,800  Arch Chemicals, Inc.*...................      4,128,263
                                                       -------------
COMMUNICATIONS (7.2%)
    302,100  Allen Telecom, Inc.*....................      3,247,575
    150,000  COMSAT Corp.............................      4,875,000
    120,000  Young Broadcasting Corp.*...............      5,107,500
                                                       -------------
                                                          13,230,075
                                                       -------------
CONSUMER CYCLICALS (2.5%)
    415,400  Loews Cineplex Entertainment*...........      4,517,475
                                                       -------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------

CONSUMER PRODUCTS (3.4%)
    230,500  Central Garden & Pet Co.*...............  $   2,362,625
    105,600  Playtex Products, Inc.*.................      1,643,400
    102,676  United Stationers, Inc.*................      2,258,873
                                                       -------------
                                                           6,264,898
                                                       -------------
ELECTRONIC EQUIPMENT AND COMPONENTS (8.8%)
     60,900  CommScope, Inc.*........................      1,872,675
    209,300  DII Group, Inc.*........................      7,809,506
    437,900  Oak Technology, Inc.*...................      1,587,388
    164,300  Tektronix, Inc..........................      4,959,806
                                                       -------------
                                                          16,229,375
                                                       -------------
ENERGY EXPLORATION AND DISTRIBUTION (1.7%)
     20,000  Equitable Resources, Inc................        755,000
    184,400  Nuevo Energy Co.*.......................      2,443,300
                                                       -------------
                                                           3,198,300
                                                       -------------
FINANCIAL SERVICES (2.5%)
    240,000  Richmond County Financial Corp..........      4,620,000
                                                       -------------
HEALTH CARE (3.0%)
    192,300  Acuson Corp.*...........................      3,305,157
     75,300  CONMED Corp.*...........................      2,306,063
                                                       -------------
                                                           5,611,220
                                                       -------------
INDUSTRIAL AND COMMERCIAL MACHINERY (9.4%)
    279,000  MagneTek, Inc.*.........................      2,946,937
     74,800  Millipore Corp..........................      3,034,075
    283,100  Terex Corp.*............................      8,616,856
     70,700  Zebra Technologies Corp., A*............      2,717,531
                                                       -------------
                                                          17,315,399
                                                       -------------
INDUSTRIAL TECHNOLOGY (6.0%)
     92,700  Emcor Group, Inc.*......................      2,334,881
    308,100  Safety-Kleen Corp.*.....................      5,584,312
    193,400  UNOVA, Inc.*............................      3,070,225
                                                       -------------
                                                          10,989,418
                                                       -------------
MEDICAL AND HEALTH TECHNOLOGY AND
 SERVICES (0.7%)
    162,800  QuadraMed Corp.*........................      1,322,750
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
METAL INDUSTRIES (1.8%)
     33,000  Schnitzer Steel Industries, Inc.........  $     740,437
    383,200  WHX Corp.*..............................      2,514,750
                                                       -------------
                                                           3,255,187
                                                       -------------
REAL ESTATE (0.9%)
    157,266  Insignia Financial Group, Inc., A*......      1,651,294
                                                       -------------
REAL ESTATE INVESTMENT TRUST (4.1%)
    150,000  SL Green Realty Corp....................      3,065,625
    832,000  Ventas, Inc.............................      4,472,000
                                                       -------------
                                                           7,537,625
                                                       -------------
RESTAURANTS AND LODGING (3.1%)
    468,300  Prime Hospitality Corp.*................      5,619,600
                                                       -------------
RETAIL (5.8%)
    385,100  Maxim Group, Inc.*......................      3,345,557
    140,000  Shopko Stores, Inc.*....................      5,075,000
    148,200  United Retail Group, Inc.*..............      2,241,525
                                                       -------------
                                                          10,662,082
                                                       -------------
TECHNOLOGY (13.5%)
    140,100  ChoicePoint, Inc.*......................      9,404,213
     82,200  Metamor Worldwide, Inc.*................      1,977,937
    225,500  Symantec Corp.*.........................      5,750,250
    532,900  Systems & Computer Technology Corp.*....      7,760,356
                                                       -------------
                                                          24,892,756
                                                       -------------
TRANSPORTATION EQUIPMENT (1.4%)
    150,600  Mascotech, Inc..........................      2,550,788
                                                       -------------
UTILITIES (2.5%)
    205,400  Avista Corp.............................      3,337,750
     63,600  Public Service Co. of New Mexico........      1,264,050
                                                       -------------
                                                           4,601,800
                                                       -------------

TOTAL COMMON STOCK (COST, $154,265,581)..............  $ 179,682,842
                                                       -------------

 PRINCIPAL                   SECURITY
  AMOUNT                   DESCRIPTION                     VALUE
-----------  ----------------------------------------  -------------
SHORT-TERM HOLDINGS (2.3%)
CASH MANAGEMENT ACCOUNTS (1.2%)
 $2,244,437  Daily Assets Cash Fund..................  $   2,244,437
                                                       -------------
COMMERCIAL PAPER (1.1%)
  1,000,000  Ford Motor Credit Co.,
              5.17%, 7/01/99.........................      1,000,000
    500,000  General Electric Capital Corp., 5.17%,
              7/06/99................................        499,641
    504,000  Kansas City Power & Light Co., 5.40%,
              7/06/99................................        503,622
                                                       -------------
Total Commercial Paper...............................      2,003,263
                                                       -------------

TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.........  $   4,247,700
                                                       -------------

TOTAL INVESTMENTS (100.0%) (COST $158,513,281).......  $ 183,930,542
                                                       -------------
                                                       -------------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
COMMON STOCK (96.8%)
AUTOMOTIVE (2.6%)
      4,403  Delphi Automotive Systems...............  $    81,730
     10,900  General Motors Corp.....................      719,400
                                                       -----------
                                                           801,130
                                                       -----------
BANKING AND FINANCIAL (7.1%)
      6,900  Aetna Life & Casualty, Inc..............      617,119
     11,100  Banc One Corp...........................      661,143
     22,300  CIT Group, Inc. (The)...................      643,912
      3,600  Merrill Lynch & Co., Inc................      287,775
                                                       -----------
                                                         2,209,949
                                                       -----------
BUSINESS SERVICES (9.8%)
     42,900  Cendant Corp............................      879,450
     12,700  Ceridian Corp.*.........................      415,132
     17,600  First Data Corp.........................      861,300
     24,000  Sterling Commerce, Inc.*................      876,000
                                                       -----------
                                                         3,031,882
                                                       -----------
CHEMICALS AND ALLIED PRODUCTS (2.1%)
      4,300  du Pont (E.I.) de Nemours & Co..........      293,744
      8,400  Rohm & Haas Co..........................      360,150
                                                       -----------
                                                           653,894
                                                       -----------
COMMUNICATIONS (9.8%)
     11,700  AT&T Corp...............................      653,007
      3,500  Bell Atlantic Corp......................      228,812
      8,500  GTE Corp................................      643,875
      9,200  MCI Worldcom, Inc.*.....................      793,500
      9,400  MediaOne Group, Inc.*...................      699,125
                                                       -----------
                                                         3,018,319
                                                       -----------
COMPUTER EQUIPMENT (2.8%)
      6,800  IBM Corp................................      878,900
                                                       -----------
CONSUMER DURABLES (3.2%)
     21,500  Newell Co...............................      999,750
                                                       -----------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
CONSUMER PRODUCTS (2.7%)
      5,400  Johnson & Johnson.......................  $   529,200
      3,400  Procter & Gamble Co.....................      303,450
                                                       -----------
                                                           832,650
                                                       -----------
DEFENSE ELECTRONICS (2.6%)
      3,000  Raytheon Co., "A".......................      206,625
      8,500  Raytheon Co., "B".......................      598,188
                                                       -----------
                                                           804,813
                                                       -----------
ELECTRONIC EQUIPMENT AND COMPONENTS (3.9%)
      4,500  Honeywell, Inc..........................      521,437
      6,716  Koninklijke (Royal) Philips Electronics
              NV.....................................      677,477
                                                       -----------
                                                         1,198,914
                                                       -----------
FINANCIAL SERVICES (3.7%)
      5,500  Chase Manhattan Corp. (The).............      476,438
     13,950  Citigroup, Inc..........................      662,625
                                                       -----------
                                                         1,139,063
                                                       -----------
FOOD AND BEVERAGE PRODUCTS (4.0%)
      4,800  Coca-Cola Co............................      300,000
     25,700  Nabisco Group Holdings Corp. ...........      502,757
     11,500  PepsiCo, Inc............................      444,906
                                                       -----------
                                                         1,247,663
                                                       -----------
HEALTH CARE (3.5%)
      6,500  Baxter International, Inc...............      394,062
     45,700  HealthSouth Corp.*......................      682,644
                                                       -----------
                                                         1,076,706
                                                       -----------
INDUSTRIAL AND COMMERCIAL MACHINERY (1.9%)
      9,300  Ingersoll-Rand Co.......................      601,012
                                                       -----------
INSURANCE (3.8%)
      4,500  Equitable Cos., Inc.....................      301,500
      3,800  Marsh & McLennan Cos., Inc..............      286,900
     15,000  Travelers Property & Casualty Insurance
              Co.....................................      586,875
                                                       -----------
                                                         1,175,275
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

CRM LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------
MEDICAL AND HEALTH TECHNOLOGY AND SERVICES (2.4%)
     23,100  McKesson HBOC, Inc......................  $   742,088
                                                       -----------
NONDEPOSITORY CREDIT INSTITUTIONS (1.3%)
      6,000  Federal National Mortgage Assn..........      410,250
                                                       -----------
OIL AND GAS EXTRACTION (2.3%)
      4,500  Enron Corp..............................      367,875
      5,600  Schlumberger Ltd........................      356,650
                                                       -----------
                                                           724,525
                                                       -----------
PETROLEUM REFINING AND RELATED INDUSTRIES (3.0%)
      3,000  Mobil Corp..............................      297,000
      5,500  Royal Dutch Petroleum Co................      331,375
      5,000  Texaco, Inc.............................      312,500
                                                       -----------
                                                           940,875
                                                       -----------
PHARMACEUTICALS (3.6%)
     11,400  American Home Products Corp.............      655,500
      6,000  Merck & Co., Inc........................      444,000
                                                       -----------
                                                         1,099,500
                                                       -----------
POLLUTION CONTROL (2.6%)
     14,700  Waste Management, Inc...................      790,125
                                                       -----------
RESTAURANTS AND LODGING (2.3%)
     23,300  Starwood Hotels & Resorts...............      712,107
                                                       -----------
RETAIL (3.2%)
     40,100  K-Mart Corp.*...........................      659,144
     12,900  Rite Aid Corp...........................      317,662
                                                       -----------
                                                           976,806
                                                       -----------
TECHNOLOGY (5.9%)
     15,300  Cadence Design Systems, Inc.*...........      195,075
     10,065  Lucent Technologies.....................      678,759
     16,200  Xerox Corp..............................      956,812
                                                       -----------
                                                         1,830,646
                                                       -----------
                             SECURITY
  SHARES                   DESCRIPTION                    VALUE
-----------  ----------------------------------------  -----------

TRANSPORTATION (3.0%)
      4,200  AMR Corp.*..............................  $   286,650
      9,700  Canadian National Railway Co............      649,900
                                                       -----------
                                                           936,550
                                                       -----------
UTILITIES (2.1%)
     10,300  Entergy Corp............................      321,875
     14,900  Sempra Energy...........................      337,113
                                                       -----------
                                                           658,988
                                                       -----------
WHOLESALE-TRADE NONDURABLE GOODS (1.6%)
     16,200  Sysco Corp..............................      482,962
                                                       -----------

TOTAL COMMON STOCK (COST, $26,816,025)...............  $29,975,342
                                                       -----------

 PRINCIPAL
  AMOUNT
-----------  ----------------------------------------
                                                       -----------
SHORT-TERM HOLDINGS (3.2%)
CASH MANAGEMENT ACCOUNTS (1.0%)
 $  285,353  Forum Daily Assets Cash Fund............  $   285,353
                                                       -----------
COMMERCIAL PAPER (2.2%)
    100,000  Commed Fuel Co., 5.09%, 7/06/99.........       99,929
    100,000  General Electric Capital Corp., 5.17%,
              7/06/99................................       99,928
    100,000  Merrill Lynch & Co., Inc.,
              5.35%, 7/01/99.........................      100,000
    252,000  Merrill Lynch & Co., Inc.,
              5.30%, 7/06/99.........................      251,814
    143,000  Orange & Rockland, UT,
              5.06%, 7/01/99.........................      143,000
                                                       -----------
Total Commercial Paper...............................      694,671
                                                       -----------

TOTAL SHORT-TERM HOLDINGS, AT AMORTIZED COST.........  $   980,024
                                                       -----------

TOTAL INVESTMENTS (100.0%) (COST $27,796,049)........  $30,955,366
                                                       -----------
                                                       -----------

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SMALL CAP     LARGE CAP
                                                               VALUE FUND   VALUE FUND
                                                              ------------  -----------
ASSETS
    Investments (Note 2)
        Investments, at cost................................  $158,513,281  $27,796,049
        Net unrealized appreciation.........................    25,417,261    3,159,317
                                                              ------------  -----------
    Total investments, at value.............................   183,930,542   30,955,366
    Cash....................................................           500           --
    Receivable from investment adviser (Note 4).............            --          819
    Receivable for securities sold..........................     1,729,228           --
    Receivable for Fund shares sold.........................       149,296        4,773
    Interest and dividends receivable.......................        70,344       38,094
    Organization costs (Note 2).............................        21,728           --
                                                              ------------  -----------
Total assets................................................   185,901,638   30,999,052
                                                              ------------  -----------
LIABILITIES
    Payable for securities purchased........................       520,807           --
    Payable for Fund shares redeemed........................       313,960        1,000
    Payable to investment adviser (Note 3)..................        84,550           --
    Payable to Administrator (Note 3).......................            17            7
    Payable to Shareholder servicing agent (Note 3).........         6,756       42,901
    Payable to Custodian....................................        10,279        5,670
    Accrued expenses and other liabilities..................       107,868       13,768
                                                              ------------  -----------
Total liabilities...........................................     1,044,237       63,346
                                                              ------------  -----------
NET ASSETS..................................................  $184,857,401  $30,935,706
                                                              ------------  -----------
                                                              ------------  -----------
COMPONENTS OF NET ASSETS
    Paid in capital.........................................  $188,379,608  $27,633,872
    Undistributed net investment income.....................            --        2,263
    Net unrealized appreciation on investments..............    25,417,261    3,159,317
    Accumulated undistributed net realized gain (loss)......   (28,939,468)     140,254
                                                              ------------  -----------
NET ASSETS..................................................  $184,857,401  $30,935,706
                                                              ------------  -----------
                                                              ------------  -----------
NET ASSETS BY SHARE CLASS
    Investor Shares.........................................  $ 94,806,567  $30,935,706
    Institutional Shares....................................    90,050,834           --
                                                              ------------  -----------
                                                              $184,857,401  $30,935,706
                                                              ------------  -----------
                                                              ------------  -----------
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Investor Shares.........................................     6,344,337    2,542,363
    Institutional Shares....................................     5,960,777           --
NET ASSET VALUE (OFFERING PRICE AND
 REDEMPTION PRICE) PER SHARE
    Investor Shares.........................................        $14.94       $12.17
    Institutional Shares....................................        $15.11           --

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                      SMALL CAP VALUE FUND
                                                              -------------------------------------
                                                                PERIOD ENDED         YEAR ENDED
                                                                  JUNE 30,          SEPTEMBER 30,
                                                                   1999(a)              1998
                                                              -----------------   -----------------
INVESTMENT INCOME
    Dividends...............................................  $       1,188,841   $      1,132,104
    Interest................................................            423,522            904,574
                                                              -----------------   -----------------
Total investment income.....................................          1,612,363          2,036,678
                                                              -----------------   -----------------
EXPENSES
    Investment advisory fees (Note 3).......................            985,563          1,434,005
    Shareholder services (Note 3)...........................            190,283            419,344
    Administration fees (Note 3)............................            121,800            190,232
    Transfer agent services (Note 3)........................            140,617            202,963
    Professional services...................................             66,679             96,391
    Registration fees.......................................             26,444             69,967
    Accounting services (Note 3)............................             41,500             51,000
    Custody fees............................................             37,045             28,869
    Trustee fees and expenses (Note 3)......................             25,138             19,235
    Amortization of organization costs (Note 2).............             13,037             17,383
    Printing................................................             43,088             36,834
    Miscellaneous...........................................             20,804             38,910
                                                              -----------------   -----------------
Total expenses..............................................          1,711,998          2,605,133
    Expenses reimbursed and fees waived (Note 4)............            (37,010)           (17,897)
                                                              -----------------   -----------------
    Net expenses............................................          1,674,988          2,587,236
                                                              -----------------   -----------------
NET INVESTMENT LOSS.........................................            (62,625)          (550,558)
                                                              -----------------   -----------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
    Net realized loss from investments......................        (24,868,940)        (3,867,578)
    Net change in unrealized appreciation (depreciation) of
     investments............................................         39,680,895        (39,373,134)
                                                              -----------------   -----------------
Net realized and unrealized gain (loss) on investments......         14,811,955        (43,240,712)
                                                              -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..................................  $      14,749,330   $    (43,791,270)
                                                              -----------------   -----------------
                                                              -----------------   -----------------

(a) For the period October 1, 1998 through June 30, 1999 (Note 6).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        LARGE CAP VALUE FUND
                                                              -----------------------------------------
                                                                PERIOD ENDED          PERIOD ENDED
                                                                  JUNE 30,            SEPTEMBER 30,
                                                                   1999(a)               1998(b)
                                                              -----------------   ---------------------
INVESTMENT INCOME
    Dividends...............................................  $        249,159    $              8,884
    Interest................................................           116,909                  18,130
                                                              -----------------               --------
Total investment income.....................................           366,068                  27,014
                                                              -----------------               --------
EXPENSES
    Investment advisory fees (Note 3).......................           128,702                   6,174
    Shareholder services (Note 3)...........................            42,901                   2,058
    Administration fees (Note 3)............................            25,740                   2,554
    Transfer agent services (Note 3)........................            38,912                   3,487
    Professional services...................................            22,623                   8,601
    Registration fees.......................................            12,975                   3,034
    Accounting services (Note 3)............................            28,000                   5,677
    Custody fees............................................            18,407                     137
    Trustee fees and expenses (Note 3)......................             3,074                      --
    Printing................................................             3,207                     729
    Miscellaneous...........................................             4,394                      29
                                                              -----------------               --------
Total expenses..............................................           328,935                  32,480
    Expenses reimbursed and fees waived (Note 4)............           (71,788)                (20,137)
                                                              -----------------               --------
    Net expenses............................................           257,147                  12,343
                                                              -----------------               --------
NET INVESTMENT INCOME.......................................           108,921                  14,671
                                                              -----------------               --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
    Net realized gain (loss) from investments...............           176,140                 (23,760)
    Net change in unrealized appreciation of investments....         3,102,837                  56,480
                                                              -----------------               --------
Net realized and unrealized gain on investments.............         3,278,977                  32,720
                                                              -----------------               --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..................................  $      3,387,898    $             47,391
                                                              -----------------               --------
                                                              -----------------               --------

(a) For the period October 1, 1998 through June 30, 1999 (Note 6).
(b) For the period August 25, 1998 (commencement of operations) through September 30, 1998 (Note 1).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                            SMALL CAP VALUE FUND
                                                              -------------------------------------------------
                                                               PERIOD ENDED      YEAR ENDED       YEAR ENDED
                                                                 JUNE 30,       SEPTEMBER 30,    SEPTEMBER 30,
                                                                 1999 (a)           1998             1997
                                                              ---------------  ---------------  ---------------
NET ASSETS--BEGINNING OF PERIOD.............................  $   179,175,027  $   144,000,755  $    45,384,710
                                                              ---------------  ---------------  ---------------
OPERATIONS
    Net investment loss.....................................          (62,625)        (550,558)        (476,883)
    Net realized gain (loss) from investments...............      (24,868,940)      (3,867,578)       9,079,299
    Net change in unrealized appreciation (depreciation) of
     investments............................................       39,680,895      (39,373,134)      20,662,630
                                                              ---------------  ---------------  ---------------
        Net increase (decrease) in net assets resulting from
       operations...........................................       14,749,330      (43,791,270)      29,265,046
                                                              ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net realized gain on investments--Investor Shares.......               --       (7,725,721)      (3,073,364)
    Return of capital--Investor Shares......................          (32,526)        (212,312)              --
    Return of capital--Institutional Shares.................          (21,148)              --               --
                                                              ---------------  ---------------  ---------------
        Total distributions to shareholders.................          (53,674)      (7,938,033)      (3,073,364)
                                                              ---------------  ---------------  ---------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares--Investor Shares.........................       20,036,102       86,883,053       78,761,282
    Sale of shares--Institutional Shares....................       47,952,631       64,007,466               --
    Reinvestment of distributions--Investor Shares..........           29,522        7,442,799        3,008,999
    Reinvestment of distributions--Institutional Shares.....           17,473               --               --
    Redemption of shares--Investor Shares...................      (61,826,506)     (67,420,738)      (9,345,918)
    Redemption of shares--Institutional Shares..............      (15,222,504)      (4,009,005)              --
                                                              ---------------  ---------------  ---------------
        Net increase (decrease) from capital share
       transactions.........................................       (9,013,282)      86,903,575       72,424,363
                                                              ---------------  ---------------  ---------------
        Total increase in net assets........................        5,682,374       35,174,272       98,615,045
                                                              ---------------  ---------------  ---------------
NET ASSETS--END OF PERIOD...................................  $   184,857,401  $   179,175,027  $   144,000,755
                                                              ---------------  ---------------  ---------------
                                                              ---------------  ---------------  ---------------
Accumulated undistributed net investment income.............  $            --  $            --  $            --
                                                              ---------------  ---------------  ---------------
                                                              ---------------  ---------------  ---------------


CAPITAL SHARE TRANSACTIONS                                        SHARES           SHARES           SHARES
                                                              ---------------  ---------------  ---------------
    Sale of shares--Investor Shares.........................        2,003,255        5,036,141        5,232,267
    Sale of shares--Institutional Shares....................        3,827,612        3,750,486               --
    Reinvestment of distributions--Investor Shares..........            2,138          473,135          221,739
    Reinvestment of distributions--Institutional Shares.....            1,254               --               --
    Redemption of shares--Investor Shares...................       (5,278,702)      (4,034,611)        (620,752)
    Redemption of shares--Institutional Shares..............       (1,384,480)        (234,095)              --
                                                              ---------------  ---------------  ---------------
      Net increase (decrease) in shares.....................         (828,923)       4,991,056        4,833,254
                                                              ---------------  ---------------  ---------------
                                                              ---------------  ---------------  ---------------

(a) For the period October 1, 1998 through June 30, 1999 (Note 6).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  LARGE CAP VALUE FUND
                                                              ----------------------------
                                                              PERIOD ENDED   PERIOD ENDED
                                                                JUNE 30,     SEPTEMBER 30,
                                                                1999 (b)       1998 (a)
                                                              -------------  -------------
NET ASSETS--BEGINNING OF PERIOD.............................  $  10,667,761  $          --
                                                              -------------  -------------
OPERATIONS
    Net investment income...................................        108,921         14,671
    Net realized gain (loss) from investments...............        176,140        (23,760)
    Net change in unrealized appreciation of investments....      3,102,837         56,480
                                                              -------------  -------------
        Net increase in net assets resulting from
       operations...........................................      3,387,898         47,391
                                                              -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
    Net investment income--Investor Shares..................       (121,068)            --
    Net realized gain on investments--Investor Shares.......        (12,387)            --
                                                              -------------  -------------
        Total distributions to shareholders.................       (133,455)            --
                                                              -------------  -------------
CAPITAL SHARE TRANSACTIONS
    Sale of shares--Investor Shares.........................     23,136,247     10,620,370
    Reinvestment of distributions--Investor Shares..........        133,426             --
    Redemption of shares--Investor Shares...................     (6,256,171)            --
                                                              -------------  -------------
        Net increase from capital share transactions........     17,013,502     10,620,370
                                                              -------------  -------------
        Total increase in net assets........................     20,267,945     10,667,761
                                                              -------------  -------------
NET ASSETS--END OF PERIOD...................................  $  30,935,706  $  10,667,761
                                                              -------------  -------------
                                                              -------------  -------------
Accumulated undistributed net investment income.............  $       2,524  $      14,671
                                                              -------------  -------------
                                                              -------------  -------------


CAPITAL SHARE TRANSACTIONS                                       SHARES         SHARES
                                                              -------------  -------------
    Sale of shares--Investor Shares.........................      2,290,936      1,064,174
    Reinvestment of distributions--Investor Shares..........         11,395             --
    Redemption of shares--Investor Shares...................       (824,142)            --
                                                              -------------  -------------
    Net increase in shares..................................      1,478,189      1,064,174
                                                              -------------  -------------
                                                              -------------  -------------

(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998 (Note 1).
(b) For the period October 1, 1998 through June 30, 1999 (Note 6).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                             SMALL CAP VALUE FUND
                                                          -----------------------------------------------------------
                                                                                INVESTOR SHARES
                                                          -----------------------------------------------------------
                                                          PERIOD ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                            JUNE 30,     SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                            1999 (b)         1998           1997          1996 (a)
                                                          -------------  -------------  -------------  --------------
Net asset value -- Beginning of Period..................   $   13.61      $   17.68      $   13.71      $   10.00
                                                          -------------  -------------  -------------     -------
Investment operations
    Net investment loss.................................       (0.02)         (0.06)         (0.06)         (0.02)
    Net realized and unrealized gain (loss) on
     investments........................................        1.35          (3.15)          4.89           3.73
                                                          -------------  -------------  -------------     -------
Total from investment operations........................        1.33          (3.21)          4.83           3.71
                                                          -------------  -------------  -------------     -------
Distributions to shareholders from
    Net investment income...............................          --             --             --             --(c)
    Net realized gain on investments....................          --          (0.84)         (0.86)            --
    Return of capital...................................          --(c)       (0.02)            --             --
                                                          -------------  -------------  -------------     -------
Total distributions to shareholders.....................          --          (0.86)         (0.86)            --
                                                          -------------  -------------  -------------     -------
Net asset value -- End of Period........................   $   14.94      $   13.61      $   17.68      $   13.71
                                                          -------------  -------------  -------------     -------
                                                          -------------  -------------  -------------     -------
Total Return............................................       9.80%       (18.81)%         37.14%         37.15%

Ratios/Supplemental data
Ratios to average net assets:
    Expenses, including reimbursement/waiver............       1.42%(d)       1.38%          1.50%          1.49%
    Expenses, excluding reimbursement/waiver............       1.46%(d)       1.38%          1.50%          1.98%
    Net investment loss, including
     reimbursement/waiver...............................     (0.16)%(d)     (0.34)%        (0.56)%        (0.40)%
Portfolio turnover rate.................................         64%            57%            99%           111%
Net assets at end of period (000's omitted).............  $   94,806     $  130,929     $  144,001     $   45,385

(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996 (Note 1).
(b) For the period October 1, 1998 through June 30, 1999 (Note 6).
(c) Less than $0.01 per share.
(d) Annualized.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                       SMALL CAP VALUE FUND
                                                                                   -----------------------------
                                                                                       INSTITUTIONAL SHARES
                                                                                   -----------------------------
                                                                                   PERIOD ENDED    PERIOD ENDED
                                                                                     JUNE 30,      SEPTEMBER 30,
                                                                                     1999 (b)        1998 (a)
                                                                                   -------------   -------------
Net asset value -- Beginning of Period...........................................    $  13.72        $  15.99
                                                                                   -------------   -------------
Investment operations
    Net investment income........................................................        0.01            0.01
    Net realized and unrealized gain (loss) on investments.......................        1.38           (2.28)
                                                                                   -------------   -------------
Total from investment operations.................................................        1.39           (2.27)
                                                                                   -------------   -------------
Distributions to shareholders from
    Return of capital............................................................          --(c)           --
                                                                                   -------------   -------------
Net asset value -- End of Period.................................................    $  15.11        $  13.72
                                                                                   -------------   -------------
                                                                                   -------------   -------------
Total Return.....................................................................      10.16%        (14.20)%

Ratios/Supplemental data
Ratios to average net assets:
    Expenses, including reimbursement/waiver.....................................       1.08%(d)        1.15%(d)
    Expenses, excluding reimbursement/waiver.....................................       1.09%(d)        1.23%(d)
    Net investment income, including reimbursement/waiver........................       0.11%(d)        0.08%(d)
Portfolio turnover rate..........................................................         64%             57%
Net assets at end of period (000's omitted)......................................    $ 90,051        $ 48,246

(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998 (Note 1).
(b) For the period October 1, 1998 through June 30, 1999 (Note 6).
(c) Less than $0.01 per share.
(d) Annualized.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                       LARGE CAP VALUE FUND
                                                                                   -----------------------------
                                                                                          INVESTOR SHARES
                                                                                   -----------------------------
                                                                                   PERIOD ENDED    PERIOD ENDED
                                                                                     JUNE 30,      SEPTEMBER 30,
                                                                                     1999 (b)        1998 (a)
                                                                                   -------------   -------------
Net asset value -- Beginning of Period...........................................    $  10.02        $  10.00
                                                                                   -------------   -------------
Investment operations
    Net investment income........................................................        0.06            0.01
    Net realized and unrealized gain on investments..............................        2.16            0.01
                                                                                   -------------   -------------
Total from investment operations.................................................        2.22            0.02
                                                                                   -------------   -------------
Distributions to shareholders from
    Net investment income........................................................       (0.06)             --
    Net realized gain on investments.............................................       (0.01)             --
                                                                                   -------------   -------------
Total distributions to shareholders..............................................       (0.07)             --
                                                                                   -------------   -------------
Net asset value -- End of Period.................................................    $  12.17        $  10.02
                                                                                   -------------   -------------
                                                                                   -------------   -------------
Total Return.....................................................................      22.16%           0.20%

Ratios/Supplemental data
Ratios to average net assets:
    Expenses, including reimbursement/waiver.....................................       1.50%(c)        1.50%(c)
    Expenses, excluding reimbursement/waiver.....................................       1.92%(c)        3.95%(c)
    Net investment income, including reimbursement/waiver........................       0.63%(c)        1.78%(c)
Portfolio turnover rate..........................................................         56%              7%
Net assets at end of period (000's omitted)......................................    $ 30,936        $ 10,668

(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998 (Note 1).
(b) For the period October 1, 1998 through June 30, 1999 (Note 6).
(c) Annualized.

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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

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THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

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1.  ORGANIZATION

The CRM Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust seeks long-term capital appreciation by investing primarily in equity securities, using a value-oriented approach. The Trust currently has three active diversified investment portfolios. One investment portfolio, the Value Fund, ceased operations on June 22, 1999. These financial statements relate to Small Cap Value Fund and Large Cap Value Fund (each, a "Fund" and, collectively, the "Funds"), each of which issues Investor Shares. Small Cap Value Fund also issues Institutional Shares. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest of $0.001 par value. The classes of each Fund and their respective dates of commencement of operations are as follows:

Small Cap Value Fund (Investor Shares)................................   October 1, 1995
Small Cap Value Fund (Institutional Shares)...........................  January 27, 1998
Large Cap Value Fund (Investor Shares)................................   August 25, 1998

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent the significant accounting policies of the Funds:

    SECURITY VALUATION--Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. As of June 30, 1999, the Funds held no positions in fair valued securities. Securities with a maturity of 60 days or less are valued at amortized cost.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions to shareholders from net investment income are declared and

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                                                                   THE CRM FUNDS

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THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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    paid at least annually by all Funds, except Large Cap Value Fund, for which dividends representing the net investment income are declared and paid at least quarterly. Distributions to shareholders from net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--Costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five-year period.

    FEDERAL TAXES--Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

During the period ended June 30, 1999, the Small Cap Value Fund reclassified ($250,178) from undistributed net investment income to paid in capital, $133,879 from undistributed net investment income to accumulated undistributed net realized loss and ($16,584) from accumulated undistributed net realized loss to paid in capital. This reclassification had no effect on net assets.

During the period ended June 30, 1999, the Large Cap Value Fund reclassified $261 from undistributed net investment income to accumulated undistributed net realized gain. This reclassification had no effect on net assets.

3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Cramer Rosenthal McGlynn, LLC (the "Adviser"). The Adviser receives monthly, from each Fund, an advisory fee at an annual rate of 0.75% of the average daily net assets of each Fund.

On behalf of each Fund, the Trust has entered into an Administration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives a fee computed and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05%, thereafter.

Forum Shareholder Services, LLC ("Transfer Agent"), an affiliate of FAdS, serves as each Fund's transfer agent and dividend disbursing agent, for which it receives an annual fee of $24,000, plus $12,000 per additional share class, 0.10% of the average daily net assets with respect to Investor Shares and $30 per shareholder account.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

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THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

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--------------------------------------------------------------------------------

Pursuant to a separate Distribution Agreement, Forum Fund Services, LLC acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

Forum Accounting Services, LLC ("FAcS") serves as the fund accountant for each Fund. For these services, FAcS receives an annual fee of $36,000 per Fund, plus $12,000 per additional share class and certain surcharges based upon the amount and type of a Fund's portfolio transactions and positions.

The Trust has adopted a Shareholder Servicing Plan which allows it to obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust pays shareholder servicing agents, including the Adviser, up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund and Large Cap Value Fund attributable to accounts for which the agent provides shareholder services.

Each Trustee, who was not an "affiliated person" as defined in the Investment Company Act of 1940, received from the Fund an annual fee of $10,000, plus out of pocket expenses.

4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser and Transfer Agent have voluntarily waived a portion of their fees and/or assumed certain expenses of the Funds. For the period ended June 30, 1999, fees waived and expenses reimbursed were as follows:

                                 INVESTMENT                                    EXPENSES
                                  ADVISORY     SHAREHOLDER      TRANSFER     REIMBURSED BY
                                    FEES      SERVICES FEES    AGENT FEES       ADVISER         TOTAL
                                ------------  --------------  -------------  -------------  -------------
Small Cap Value Fund..........   $       --     $   12,002      $      --        $25,008        $37,010
Large Cap Value Fund..........       61,969             --          9,000            819         71,788

5.  SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended June 30, 1999, were as follows:

                                                                             COST OF         PROCEEDS
                                                                            PURCHASES       FROM SALES
                                                                          --------------  --------------
Small Cap Value Fund....................................................    $116,843,501    $105,951,229
Large Cap Value Fund....................................................      32,097,172      11,147,932

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                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

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For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of June 30, 1999, were as follows:

                                                                                               NET
                                                            UNREALIZED      UNREALIZED     UNREALIZED
                                              TAX COST     APPRECIATION    DEPRECIATION   APPRECIATION
                                           --------------  -------------  --------------  -------------
Small Cap Value Fund.....................    $158,549,883    $37,746,284    $(12,365,625) $  25,380,659
Large Cap Value Fund.....................      27,796,049      4,126,915        (967,598)     3,159,317

CAPITAL LOSS CARRYFORWARDS--At June 30, 1999, for federal income tax purposes, the following Fund had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                                                                                              SMALL CAP
EXPIRATION DATE                                                                              VALUE FUND
---------------------------------------------------------------------------------------------------------
June 30, 2007                                                                               $  10,837,449

6.  CHANGE IN FISCAL YEAR END

On May 4, 1999, the Board of Trustees for the Trust approved changing the fiscal year end for the Funds from September 30 to June 30.

7.  SUBSEQUENT EVENT

On behalf of each Fund, the Trust has entered into an Administration and Accounting Services Agreement, dated July 1, 1999 with PFPC, Inc. ("PFPC"). For its services, PFPC receives a fee computed daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund for the first $50 million in assets, 0.10% for the next $50 million in assets and 0.05%, thereafter.

Effective July 1, 1999, Provident Distributors, Inc. acts as distributor of the Funds' shares and is not paid any fee for its distribution services.

8.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

INCOME DIVIDENDS--All the income and any short-term capital gain dividends paid by each Fund were ordinary income for federal income tax purposes. The percentage of qualifying dividends eligible for the corporate dividends received deduction was 58.63% for Large Cap Value Fund.

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                                                                   THE CRM FUNDS

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THE CRM FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

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SHAREHOLDERS AND BOARD OF TRUSTEES
THE CRM FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of CRM Small Cap Value Fund and CRM Large Cap Value Fund, two of the Series constituting The CRM Funds, as of June 30, 1999, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CRM Small Cap Value Fund and CRM Large Cap Value Fund at June 30, 1999, and the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
August 10, 1999

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                                                                   THE CRM FUNDS

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TRUSTEES
John E. Appelt
Fred M. Filoon
Louis Klein, Jr.
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL
Kramer, Levin, Naftalis & Frankel, LLP
919 Third Avenue
New York, NY 10022

INDEPENDENT AUDITORS
Ernst & Young, LLP
787 Seventh Avenue
New York, NY 10019

INVESTOR INFORMATION: (800) CRM-2883
http://www.crmfunds.com

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

[RECYCLE LOGO] This report has been printed on recycled paper.
-------------------------------------------
-------------------------------------------
                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                   LARGE CAP
                                   VALUE FUND

                                Investor Shares
                                 ANNUAL REPORT
                                 June 30, 1999

                                                         [LOGO]

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